Risk management - Schedule of exposure and impairment losses by stage, by entity (Details) € in Millions	Dec. 31, 2025 EUR (€) tranches	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 888,496	€ 908,963	€ 914,491
Financial assets	(300,026)	(283,497)	(243,203)
Customers
Disclosure of credit risk exposure [line items]
Financial assets	(1,037,288)	(1,054,069)	(1,036,349)
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	520	349	286
Accumulated impairment | Customers
Disclosure of credit risk exposure [line items]
Financial assets	21,158	22,125	22,788
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	21,158	22,125	22,788	€ 22,684
Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	€ 21,158	22,125	22,788	22,684
Spain
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 201,013	198,936	205,994
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,086
Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,069	3,863	3,922
Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	7,631	8,037	8,550
Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	13,527	14,088	14,238
Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	779,109	800,360	807,228
Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,000	3,293	3,596	3,626
Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	183,686	179,041	183,324
Stage 1 | Financial instruments not credit-impaired | Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	382	340	300
Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	78,112	77,330	74,808
Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	4,631	4,744	4,954	5,127
Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,566	13,277	15,134
Stage 2 and 3 | Financial instruments not credit-impaired | Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	483	570	663
Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	31,275	31,273	32,455
Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	13,527	14,088	14,238	€ 13,931
Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,761	6,618	7,536
Stage 2 and 3 | Financial instruments credit-impaired | Spain | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	2,204	2,953	2,959
From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	115,038	104,958	143,029
From AAA to AA- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,578	35,457	46,875
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	112,795	102,394	140,792
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,407	35,347	46,827
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,243	2,564	2,237
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	171	110	48
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	381,579	426,837	417,930
From A+ to BB | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	110,454	105,321	101,859
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	367,186	411,158	404,184
From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	109,001	104,197	101,079
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,393	15,678	13,746
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,453	1,124	780
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	335,376	318,878	290,599
From BB- to B- | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	45,351	46,257	43,694
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	291,014	276,422	250,619
From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,089	37,413	33,905
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,363	42,456	39,979
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,262	8,844	9,789
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,503	58,291	62,933
CCC and below | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,630	11,901	13,566
CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,114	10,385	11,633
CCC and below | Stage 1 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,189	2,084	1,513
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,114	16,633	18,846
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,680	3,199	4,517
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	31,275	31,273	32,455
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 5,761	6,618	7,536
Santander UK plc
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 222,346	236,850	235,344
Santander UK plc | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	855	967	1,066
Santander UK plc | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	200,576	209,588	205,708
Santander UK plc | Stage 1 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	163	166	172
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	19,295	23,970	26,118
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	319	401	498
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,475	3,292	3,518
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	373	400	396
Santander UK plc | From AAA to AA-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,344	33,196	47,509
Santander UK plc | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	29,963	32,012	46,236
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	381	1,184	1,273
Santander UK plc | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From A+ to BB
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	162,510	170,886	156,734
Santander UK plc | From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	152,981	159,970	145,884
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,529	10,916	10,850
Santander UK plc | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | From BB- to B-
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26,400	28,769	27,583
Santander UK plc | From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,630	17,594	13,588
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,770	11,175	13,995
Santander UK plc | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander UK plc | CCC and below
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,092	3,999	3,518
Santander UK plc | CCC and below | Stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	12	0
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	615	695	0
Santander UK plc | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 2,475	3,292	3,518
Santander Bank, National Association | US
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 45,741	54,243	55,984
Santander Bank, National Association | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	804	838	885
Santander Bank, National Association | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,511	47,569	50,666
Santander Bank, National Association | Stage 1 | Financial instruments not credit-impaired | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	277	292	409
Santander Bank, National Association | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,072	5,544	4,424
Santander Bank, National Association | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	325	364	335
Santander Bank, National Association | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,158	1,130	894
Santander Bank, National Association | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets	202	182	141
Santander Bank, National Association | From AAA to AA- | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,646	4,492	4,910
Santander Bank, National Association | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,622	4,215	4,834
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24	277	76
Santander Bank, National Association | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From A+ to BB | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,080	22,352	20,927
Santander Bank, National Association | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,352	21,422	20,468
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	728	930	459
Santander Bank, National Association | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | From BB- to B- | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,217	25,754	28,751
Santander Bank, National Association | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	28,758	21,899	25,312
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,459	3,855	3,439
Santander Bank, National Association | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Bank, National Association | CCC and below | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,798	1,645	1,396
Santander Bank, National Association | CCC and below | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	779	33	52
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	861	482	450
Santander Bank, National Association | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 1,158	1,130	894
Santander Consumer USA Holdings Inc. | US | Total North America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 25,204	30,669	28,877
Santander Consumer USA Holdings Inc. | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	3,017	3,544	3,328
Santander Consumer USA Holdings Inc. | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,798	20,263	18,973
Santander Consumer USA Holdings Inc. | Stage 1 | Financial instruments not credit-impaired | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	419	630	597
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,818	4,677	4,632
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	910	1,006	1,019
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,588	5,729	5,272
Santander Consumer USA Holdings Inc. | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	1,688	1,908	1,712
Santander Consumer USA Holdings Inc. | From AAA to AA- | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From A+ to BB | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54	202	99
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54	202	99
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | From BB- to B- | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,114	13,253	12,515
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,167	12,802	12,120
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	947	451	395
Santander Consumer USA Holdings Inc. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Santander Consumer USA Holdings Inc. | CCC and below | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,036	17,214	16,263
Santander Consumer USA Holdings Inc. | CCC and below | Stage 1 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,577	7,259	6,754
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,871	4,226	4,237
Santander Consumer USA Holdings Inc. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | US | Total North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 5,588	5,729	5,272
Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 104,136	103,541	113,409
Banco Santander (Brasil) S.A. | Brazil | Total South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	5,992	5,313	6,338
Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	83,383	86,459	96,799
Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired | Brazil | Total South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	648	687	722
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,602	10,700	9,131
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | Total South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	1,128	860	1,078
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,151	6,382	7,479
Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | Total South America | Accumulated impairment | Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Customers
Disclosure of credit risk exposure [line items]
Financial assets	4,216	3,766	4,538
Banco Santander (Brasil) S.A. | From AAA to AA- | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,411	20,527	21,138
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 1 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,898	19,557	20,670
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,513	970	468
Banco Santander (Brasil) S.A. | From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | From A+ to BB | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,432	34,461	39,620
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 1 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	29,179	32,824	38,869
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,253	1,637	751
Banco Santander (Brasil) S.A. | From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | From BB- to B- | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,124	38,940	40,284
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 1 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,089	33,655	36,107
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,035	5,285	4,177
Banco Santander (Brasil) S.A. | From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0	0
Banco Santander (Brasil) S.A. | CCC and below | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,169	9,613	12,367
Banco Santander (Brasil) S.A. | CCC and below | Stage 1 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,217	423	1,153
Banco Santander (Brasil) S.A. | CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,801	2,808	3,735
Banco Santander (Brasil) S.A. | CCC and below | Stage 2 and 3 | Financial instruments credit-impaired | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 7,151	€ 6,382	€ 7,479